Related Party Transactions (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transactions (Textual)
Revenues from related parties	$ 363,370	$ 666,505	$ 81,406
Other receivable from related parties	0
Advance from related parties		581,526
Jiangsu United RV-Sharing Management Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	22.55%
Xuete (Shanghai) Network Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	92.00%
Sandushuizun County Sanshui Yijia Travel Services Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	90.00%
Beijing Xuete Northern Medical Biotechnology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	55.20%
Shenzhen Boruiju Culture Media Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	63.57%
Dongguan Artist Network Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	54.00%
Hangzhou Guanding Education Information Consulting Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	8.43%
Hangzhou Jituji Digital Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	10.53%
Shenzhen Qianhai Wanshangbao Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	33.00%
Sanshui Yijia [Member]
Related Party Transactions (Textual)
Revenues from related parties	$ 185,375
Advance from related parties		581,526
Sanshui Yijia [Member] | RMB [Member]
Related Party Transactions (Textual)
Advance from related parties | ¥				¥ 4,000,000
Guizhou United World Enterprise Management Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	90.00%
Huoerguosi Guoranfeifan Culture Development Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	90.00%
Jun Shen [Member]
Related Party Transactions (Textual)
Other receivable from related parties		$ 60,828
Mr. Hong Wang [Member]
Related Party Transactions (Textual)
Other payables to related parties	$ 3,878